Regulatory capital requirements - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Loans held-in-portfolio	$ 29,588,430	$ 27,587,856
PPPL
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Collateral loans	1,000
SBA loans under PPP program
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Loans held-in-portfolio	$ 1,300,000	$ 0
Standardized approach | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET 1 minimum ratio required ratio	6.50%	6.50%
Tier one risk based capital required for capital adequacy ratio	8.00%	8.00%
Capital required for capital adequacy ratio	10.00%	10.00%
Leverage ratio required	5.00%	5.00%